Nationwide HighMark Value Fund Summary Prospectus September 16, 2013

Class/Ticker A NWGTX C NWGUX Institutional Class NWGWX Institutional Service Class NWKFX U NWGVX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated September 16, 2013, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks long-term capital growth; current income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 76 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 70 of the Statement of Additional Information.

	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares	Class U Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fee	0.25%	1.00%	None	None	None
Other Expenses[1]	0.40%	0.15%	0.15%	0.40%	0.15%
Total Annual Fund Operating Expenses	1.25%	1.75%	0.75%	1.00%	0.75%

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

SP-HM-VAL (9/13)

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Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A shares	$695	$949
Class C shares	278	551
Institutional Class shares	77	240
Institutional Service Class	102	318
Class U Shares	77	240

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years
Class C shares	$178	$551

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year of the predecessor fund (July 31, 2013), the portfolio turnover rate was 54.98% of the average value of its portfolio. See the section entitled “Performance” for more information about the predecessor fund.

Principal Investment Strategies

The Fund, under normal market conditions, invests in stocks and other securities that the subadviser believes are undervalued. The subadviser emphasizes a value-oriented approach to selecting stocks for the Fund’s portfolio. The subadviser first identifies stocks that it believes are undervalued relative to the market and to the security’s historical valuation. The subadviser then screens these stocks to eliminate those that it believes demonstrate excessive negative price or earnings momentum. The Fund generally will invest in mid-cap to large-cap companies, although the Fund may invest in companies of any size. The subadviser seeks to invest in a majority of companies that will pay dividends. The Fund considers a company to be a mid-cap company if its capitalization is within the range of the market capitalization of the companies in the Russell MidCap Index. The Fund considers a company to be a large-cap company if its capitalization is within the range of the market capitalization of the companies in the S&P 500 Index and/or Russell 1000 Value Index. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The Fund may invest up to 25% of the Fund’s assets in foreign securities, including American Depositary Receipts.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Value style risk – value investing carries the risk that the market will not recognize a security’s book value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Mid-cap risk – medium-sized companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded. American Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

Performance

The returns presented for the Fund reflect the performance of the HighMark Value Fund, a former series of HighMark Funds (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Predecessor Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were reflected, the annual total returns would be lower than those shown. The table compares the Predecessor Fund’s average annual total returns to the returns of a broad-based securities index. The table also compares the Fund’s average annual total returns to an unmanaged, secondary broad-based securities index that measures the performance of companies within the Russell 1000 with lower

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price-to-book ratios and lower forecasted growth values. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares

(Years Ended December 31,)

Best quarter:     17.41% – 2nd qtr. 2003

Worst quarter:     -24.16% – 4th qtr. 2008

Year-to-date total return as of June 30, 2013:     13.13%

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Historical performance for Class A, Class C, Class U and Institutional Service Class shares is based on the previous performance of Class A, Class C, Class U and Fiduciary Class Shares, respectively, of the Predecessor Fund. Class U Shares of the Predecessor Fund commenced operations on January 4, 2012. Therefore, the performance of Class U Shares before that date is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class U shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.

The Fund had not commenced offering Institutional Class shares as of the date of the Prospectus, and pre-inception historical performance of Institutional Class shares is based on the previous performance of the Predecessor Fund’s Class U Shares.

Average Annual Total Returns

For the Periods Ended December 31, 2012

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	10.07%	-0.99%	6.33%
Class A shares – After Taxes on Distributions	8.53%	-1.81%	5.03%
Class A shares – After Taxes on Distributions and Sales of Shares	8.56%	-0.98%	5.39%
Class C shares	14.79%	-0.44%	6.28%
Institutional Class shares	16.94%	0.42%	7.22%
Institutional Service Class shares	16.77%	0.40%	7.21%
Class U Shares	16.94%	0.42%	7.22%
S&P 500 Index (The Index does not pay sales charges, fees, expenses or taxes.)	16.00%	1.66%	7.10%
Russell 1000 Value Index (The Index does not pay sales charges, fees, expenses or taxes.)	17.51%	0.59%	7.38%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

HighMark Capital Management, Inc. (“HighMark”)

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Todd Lowenstein	Vice President and Director of Value Equity, HighMark	Since 2013
Keith Stribling	Vice President and Director of Value Equity, HighMark	Since 2013
Derek Izuel	Vice President and Chief Equity Officer, HighMark	Since 2013

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, C: $2,000
Institutional Service Class: $50,000
Institutional Class: $1,000,000
Class U: $10,000,000
Automatic Asset Accumulation Plan (Classes A, C): $0*
* Provided each monthly purchase is at least $50
Minimum Additional Investment
Class A, C: $100
Institutional Service Class, Institutional Class, Class U: no minimum
Automatic Asset Accumulation Plan (Classes A, C): $50

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In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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